Schedule of Investments - Virtus Seix Senior Loan ETF

April 30, 2021 (unaudited)

Security Description	Principal	Value

TERM LOANS – 92.1%

Basic Materials – 6.5%

Alpha 3 BV, 3.00%, (3-Month USD LIBOR + 2.50%), 03/05/28(1)	$250,000	$248,750
Consolidated Energy Finance SA, 2.61%, (1-Month USD LIBOR + 2.50%), 05/07/25(1)	98,731	96,139
INEOS US Finance LLC, 0.00%, (3-Month USD LIBOR + 2.00%), 03/31/24(2)	250,000	247,563
Nouryon USA LLC, 3.10%, (1-Month USD LIBOR + 2.75%), 10/01/25(1)	250,000	247,291
Schweitzer-Mauduit International, Inc., 4.50%, (1-Month USD LIBOR + 3.75%), 01/27/28(1)	100,000	99,375
Schweitzer-Mauduit International, Inc., 0.00%, (1-Month USD LIBOR + 3.75%), 01/27/28(2)	200,000	198,750
Tronox Finance LLC, 2.68%, (3-Month USD LIBOR + 5.00%), 03/01/28(1)	200,000	198,643
Total Basic Materials		1,336,511

Communications – 12.2%
Avaya, Inc., 0.00%, (1-Month USD LIBOR + 4.25%), 12/15/27(2)	275,000	275,745
Coral-US Co-Borrower LLC, 2.36%, (1-Month USD LIBOR + 2.25%), 01/31/28(1)	250,000	247,638
Diamond Sports Group LLC, 3.37%, (1-Month USD LIBOR + 3.25%), 08/24/26(1)	99,495	71,485
Frontier Communications Holdings LLC, 4.50%, (1-Month USD LIBOR + 3.75%), 10/08/21(1)	131,945	131,670
Frontier Communications Holdings LLC, 0.00%, (1-Month USD LIBOR + 3.75%), 10/08/21(2)	118,055	117,809
Gogo Intermediate Holdings LLC, 0.00%, (1-Month USD LIBOR + 3.75%), 04/30/28(2)	250,000	248,750
GoodRx, Inc., 0.00%, (3-Month USD LIBOR + 2.75%), 10/10/25(2)	200,000	199,425
LCPR Loan Financing LLC, 3.86%, (1-Month USD LIBOR + 3.75%), 09/25/28(1)	100,000	100,407
LogMeIn, Inc., 0.00%, (1-Month USD LIBOR + 4.75%), 08/31/27(2)	100,000	99,968
LogMeIn, Inc., 4.86%, (1-Month USD LIBOR + 4.75%), 08/31/27(1)	199,750	199,687
Meredith Corp., 0.00%, (1-Month USD LIBOR + 4.25%), 01/31/25(2)	500,000	509,375
Plantronics, Inc., 0.00%, (3-Month USD LIBOR + 2.50%), 07/02/25(2)	100,000	98,923
Telesat LLC, 2.87%, (1-Month USD LIBOR + 2.75%), 12/07/26(1)	191,000	181,600
Telesat LLC, 0.00%, (1-Month USD LIBOR + 2.75%), 12/07/26(2)	9,000	8,557
Total Communications		2,491,039

Consumer, Cyclical – 15.8%
Academy Ltd., 5.75%, (1-Month USD LIBOR + 5.00%), 11/05/27(1)	199,500	200,248
American Airlines, Inc., 5.50%, (1-Month USD LIBOR + 4.75%), 04/20/28(2)	300,000	308,919
Security Description	Principal	Value

TERM LOANS (continued)

Consumer, Cyclical (continued)

Autokiniton US Holdings, Inc., 5.00%, (3-Month USD LIBOR + 4.50%), 03/26/28(1)	$100,000	$100,709
Beacon Roofing Supply, Inc., 0.00%, (3-Month USD LIBOR + 2.25%), 01/02/25(2)	200,000	199,500
Birkenstock US BidCo, Inc., 0.00%, (1-Month USD LIBOR + 3.75%), 04/27/28(2)	300,000	299,627
Caesars Resort Collection LLC, 0.00%, (3-Month USD LIBOR + 2.75%), 10/02/24(2)	300,000	297,073
Foundation Building Materials, Inc., 3.75%, (3-Month USD LIBOR + 3.25%), 01/29/28(1)	120,000	119,162
Infinite Bidco LLC, 4.25%, (3-Month USD LIBOR + 3.75%), 03/02/28(1)	100,000	99,291
IRB Holding Corp., 4.25%, (1-Year USD LIBOR + 3.25%), 12/15/27(1)	99,750	99,657
Jo-Ann Stores LLC, 6.00%, (3-Month USD LIBOR + 5.00%), 10/20/23(1)	100,000	99,797
Jo-Ann Stores LLC, 0.00%, (3-Month USD LIBOR + 5.00%), 10/20/23(2)	100,000	99,797
Petco Health & Wellness Co., Inc., 0.00%, (3-Month USD LIBOR + 3.25%), 02/25/28(2)	100,000	99,541
Petco Health & Wellness Co., Inc., 4.00%, (3-Month USD LIBOR + 3.25%), 02/25/28(1)	100,000	99,542
PetSmart, Inc., 4.50%, (3-Month USD LIBOR + 3.75%), 01/29/28(1)	145,000	145,598
Scientific Games International, Inc., 0.00%, (1-Month USD LIBOR + 2.75%), 08/14/24(2)	250,000	246,780
TI Group Automotive Systems LLC, 3.75%, (3-Month USD LIBOR + 3.25%), 12/16/26(1)	125,000	124,948
United Airlines, Inc., 0.00%, (1-Month USD LIBOR + 3.75%), 04/21/28(2)	300,000	303,938
Wheel Pros, Inc., 0.00%, (1-Month USD LIBOR + 4.50%), 04/23/28(2)	200,000	200,375
Woof Holdings, Inc., 4.50%, (3-Month USD LIBOR + 3.75%), 12/21/27(1)	100,000	99,875
Total Consumer, Cyclical		3,244,377

Consumer, Non-cyclical – 25.8%
American Public Education, Inc., 0.00%, (1-Month USD LIBOR + 6.00%), 03/29/27(2)	200,000	200,000
Belron Finance US LLC, 3.25%, (3-Month USD LIBOR + 2.75%), 04/30/28(1)	50,000	49,865
Belron Finance US LLC, 0.00%, (3-Month USD LIBOR + 2.75%), 04/30/28(2)	250,000	249,323
Change Healthcare Holdings LLC, 0.00%, (1-Month USD LIBOR + 2.50%), 02/03/24(2)	300,000	299,983
Cimpress USA, Inc., 0.00%, (1-Month USD LIBOR + 3.50%), 04/29/28(2)	275,000	273,625
CoreLogic, Inc., 0.00%, (1-Month USD LIBOR + 3.50%), 04/14/28(2)	300,000	298,734

Schedule of Investments - Virtus Seix Senior Loan ETF (continued)

April 30, 2021 (unaudited)

Security Description	Principal	Value

TERM LOANS (continued)

Consumer, Non-cyclical (continued)

HCA, Inc., 1.86%, (1-Month USD LIBOR + 1.75%), 03/18/26(1)	$172,375	$172,604
HCA, Inc., 0.00%, (1-Month USD LIBOR + 1.75%), 03/18/26(2)	100,000	100,133
Indy US Bidco LLC, 0.00%, (1-Month USD LIBOR + 4.00%), 02/05/28(2)	100,000	99,927
Indy US Bidco LLC, 4.11%, (1-Month USD LIBOR + 4.00%), 02/05/28(1)	100,000	99,927
Inmar, Inc., 5.00%, (3-Month USD LIBOR + 4.00%), 05/01/24(1)	250,000	248,255
Insulet Corp., 0.00%, (1-Month USD LIBOR + 3.25%), 04/28/28(2)	250,000	250,938
Milano Acquisition Corp., 0.00%, (3-Month USD LIBOR + 4.00%), 10/01/27(2)	150,000	150,328
Milano Acquisition Corp., 4.75%, (3-Month USD LIBOR + 4.00%), 10/01/27(1)	99,750	99,968
Organon & Co., 0.00%, (1-Month USD LIBOR + 3.00%), 04/08/28(2)	250,000	249,635
PAREXEL International Corp., 2.86%, (1-Month USD LIBOR + 2.75%), 09/27/24(1)	150,000	148,855
PAREXEL International Corp., 0.00%, (1-Month USD LIBOR + 2.75%), 09/27/24(2)	250,000	248,091
PetIQ Holdings LLC, 4.75%, (3-Month USD LIBOR + 4.25%), 04/07/28(1)	250,000	248,750
PPD, Inc., 2.75%, (1-Month USD LIBOR + 2.25%), 01/13/28(1)	250,000	249,883
Priority Holdings LLC, 0.00%, (1-Month USD LIBOR + 5.75%), 04/15/02(2)	147,458	145,614
Priority Holdings LLC, 0.00%, (1-Month USD LIBOR + 5.75%), 04/15/27(2)	152,542	150,636
Sabre GLBL, Inc., 0.00%, (1-Month USD LIBOR + 4.00%), 12/17/27(2)	161,595	163,338
Sabre GLBL, Inc., 4.75%, (1-Month USD LIBOR + 4.00%), 12/17/27(1)	99,750	100,826
Spin Holdco, Inc., 4.75%, (3-Month USD LIBOR + 4.00%), 02/26/28(1)	100,000	99,711
Triton Water Holdings, Inc., 0.00%, (3-Month USD LIBOR + 3.50%), 03/17/28(2)	200,000	199,562
Triton Water Holdings, Inc., 4.00%, (3-Month USD LIBOR + 3.50%), 03/17/28(1)	100,000	99,781
Utz Quality Foods LLC, 0.00%, (1-Month USD LIBOR + 3.00%), 01/20/28(2)	300,000	300,282
Whole Earth Brands, Inc., 0.00%, (3-Month USD LIBOR + 4.50%), 02/02/28(2)	200,000	199,000
Whole Earth Brands, Inc., 5.50%, (3-Month USD LIBOR + 4.50%), 02/02/28(1)	100,000	99,500
Total Consumer, Non-cyclical		5,297,074

Energy – 3.6%
BCP Raptor LLC, 5.25%, (1-Month USD LIBOR + 4.25%), 06/24/24(1)	250,000	247,991
BCP Renaissance Parent LLC, 0.00%, (3-Month USD LIBOR + 3.50%), 10/31/24(2)	300,000	294,402
Win Waste Innovations Holdings, Inc., 3.25%, (1-Month USD LIBOR + 2.75%), 03/31/28(1)	150,000	149,735
Security Description	Principal	Value

TERM LOANS (continued)

Energy (continued)

Win Waste Innovations Holdings, Inc., 0.00%, (1-Month USD LIBOR + 2.75%), 03/31/28(2)	$50,000	$49,911
Total Energy		742,039

Financials – 4.2%
Asurion LLC, 5.36%, (1-Month USD LIBOR + 5.25%), 01/31/28(1)	250,000	254,000
Russell Investments Cayman Midco Ltd., 0.00%, (1-Month USD LIBOR + 3.50%), 05/30/25(2)	200,000	198,250
Zebra Buyer LLC, 0.00%, (1-Month USD LIBOR + 3.50%), 04/21/28(2)	400,000	400,064
Total Financials		852,314

Industrials – 6.5%
Brookfield WEC Holdings, Inc., 3.25%, (1-Month USD LIBOR + 2.75%), 08/01/25(1)	300,000	297,057
Brown Group Holding LLC, 0.00%, (1-Month USD LIBOR + 2.75%), 04/22/28(2)	400,000	398,500
Daseke Cos., Inc., 4.75%, (1-Month USD LIBOR + 4.00%), 03/05/28(1)	100,000	100,208
Momentive Performance Materials USA LLC, 0.00%, (3-Month USD LIBOR + 3.25%), 05/15/24(2)	200,000	198,042
Spirit AeroSystems, Inc., 6.00%, (1-Month USD LIBOR + 5.25%), 01/15/25(1)	99,750	100,935
Ventia Finco Pty Ltd., 5.00%, (3-Month USD LIBOR + 4.00%), 05/21/26(1)	143,943	144,393
XPO Logistics, Inc., 0.00%, (1-Month USD LIBOR + 1.75%), 02/24/25(2)	100,000	99,615
Total Industrials		1,338,750

Technology – 17.0%
Austin BidCo, Inc., 5.00%, (1-Month USD LIBOR + 4.25%), 02/11/28(1)	100,000	101,281
Castle US Holding Corp., 0.00%, (1-Month USD LIBOR + 4.00%), 01/31/27(2)	300,000	294,750
Dell International LLC, 2.00%, (1-Month USD LIBOR + 1.75%), 09/19/25(1)	63,727	63,750
Dell International LLC, 0.00%, (1-Month USD LIBOR + 1.75%), 09/19/25(2)	200,000	200,072
Grab Holdings, Inc., 5.50%, (6-Month USD LIBOR + 4.50%), 01/29/26(1)	100,000	102,125
MA FinanceCo LLC, 5.25%, (3-Month USD LIBOR + 4.25%), 06/05/25(1)	147,188	148,230
Marcel Bidco LLC, 4.75%, (1-Month USD LIBOR + 4.00%), 12/31/27(1)	99,750	99,875
N-Able, Inc., 0.00%, (1-Month USD LIBOR + 3.00%), 04/15/28(2)	250,000	250,000
Peraton Corp., 4.50%, (1-Month USD LIBOR + 3.75%), 02/01/28(1)	163,049	163,197
Peraton Corp., 0.00%, (1-Month USD LIBOR + 3.75%), 02/01/28(2)	286,951	287,211
Pitney Bowes, Inc., 4.12%, (1-Month USD LIBOR + 4.00%), 03/12/28(1)	250,000	250,208

Schedule of Investments - Virtus Seix Senior Loan ETF (continued)

April 30, 2021 (unaudited)

Security Description	Principal	Value

TERM LOANS (continued)

Technology (continued)

Playtika Holding Corp., 2.86%, (1-Month USD LIBOR + 2.75%), 03/13/28(1)	$100,000	$99,594
Playtika Holding Corp., 0.00%, (1-Month USD LIBOR + 2.75%), 03/13/28(2)	100,000	99,594
Project Ruby Ultimate Parent Corp., 4.00%, (1-Month USD LIBOR + 3.25%), 03/03/28(1)	100,000	99,437
Project Ruby Ultimate Parent Corp., 0.00%, (1-Month USD LIBOR + 3.25%), 03/03/28(2)	100,000	99,437
RealPage, Inc., 3.75%, (1-Month USD LIBOR + 3.25%), 02/18/28(1)	100,000	99,656
RealPage, Inc., 0.00%, (1-Month USD LIBOR + 3.25%), 02/18/28(2)	175,200	174,598
Redstone Holdco 2 LP, 0.00%, (1-Month USD LIBOR + 4.75%), 04/15/02(2)	42,194	41,859
Redstone Holdco 2 LP, 0.00%, (1-Month USD LIBOR + 7.75%), 04/16/02(2)	95,333	93,963
Redstone Holdco 2 LP, 0.00%, (1-Month USD LIBOR + 4.75%), 04/15/28(2)	107,806	106,953
Redstone Holdco 2 LP, 0.00%, (1-Month USD LIBOR + 7.75%), 04/16/29(2)	54,667	53,881
SolarWinds Holdings, Inc., 2.86%, (1-Month USD LIBOR + 2.75%), 02/05/24(1)	299,742	295,952
Ultra Clean Holdings, Inc., 3.86%, (1-Month USD LIBOR + 3.75%), 08/27/02(1)	100,000	100,187
Ultra Clean Holdings, Inc., 3.86%, (1-Month USD LIBOR + 3.75%), 08/27/25(1)	149,063	149,342
Total Technology		3,475,152

Utilities – 0.5%
Granite Generation LLC, 0.00%, (1-Month USD LIBOR + 3.75%), 11/09/26(2)	100,000	99,896

Total Term Loans
(Cost $18,830,791)		18,877,152

CORPORATE BONDS – 5.8%

Communications – 1.5%
Gray Television, Inc., 4.75%, 10/15/30(3)	300,000	300,375

Consumer, Cyclical – 0.3%
Bed Bath & Beyond, Inc., 4.92%, 08/01/34	75,000	70,125

Consumer, Non-cyclical – 1.5%
Ahp Health Partners, Inc., 9.75%, 07/15/26(3)	70,000	75,936
Emergent Biosolutions, Inc., 3.88%, 08/15/28(3)	250,000	234,699
Total Consumer, Non-cyclical		310,635

Financials – 1.0%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.38%, 02/01/29(3)	100,000	97,121
New Residential Investment Corp., 6.25%, 10/15/25(3)	100,000	101,750
Total Financials		198,871

Technology – 1.5%
Austin Bidco, Inc., 7.13%, 12/15/28(3)	100,000	101,688
NCR Corp., 5.13%, 04/15/29(3)	200,000	206,000
Security Description	Principal	Value

CORPORATE BONDS (continued)

Technology (continued)

Total Technology		$307,688
Total Corporate Bonds
(Cost $1,197,947)		1,187,694
FOREIGN BONDS – 1.9%

Communications – 1.0%
Altice Financing SA, 5.00%, 01/15/28 (Luxembourg)(3)	200,000	197,667

Consumer, Non-cyclical – 0.9%
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	200,000	188,050

Total Foreign Bonds
(Cost $396,568)		385,717

TOTAL INVESTMENTS - 99.8%
(Cost $20,425,306)		20,450,563
Other Assets in Excess of Liabilities - 0.2%		34,551
Net Assets - 100.0%		$20,485,114

(1)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2021.
(2)	The loan will settle after April 30, 2021. The interest rate, based on the LIBOR and the agreed upon spread on trade date, will be determined at the time of settlement.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2021, the aggregate value of these securities was $1,315,236, or 6.4% of net assets.

Abbreviations:
LIBOR — London InterBank Offered Rate
USD — United States Dollar

Schedule of Investments - Virtus Seix Senior Loan ETF (continued)

April 30, 2021 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2021.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Term Loans	$—	$18,877,152	$—	$18,877,152
Corporate Bonds	—	1,187,694	—	1,187,694
Foreign Bonds	—	385,717	—	385,717
Total	$—	$20,450,563	$—	$20,450,563